Regulatory Matters - Summary of Actual Capital Amounts and Ratios of Company and Bank (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Consolidated [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital to risk-weighted assets, Actual Amount	$ 61,210	$ 56,742
Tier 1 capital to risk-weighted assets, Actual Amount	56,540	52,353
Common equity Tier 1 capital to risk-weighted assets, Actual Amount	56,540
Tier 1 capital to average assets, Actual Amount	$ 56,540	$ 52,353
Total capital to risk-weighted assets, Actual Ratio	13.50%	13.60%
Tier 1 capital to risk-weighted assets, Actual Ratio	12.50%	12.50%
Common equity Tier 1 capital to risk-weighted assets, Actual Ratio	12.50%
Tier 1 capital to average assets, Actual Ratio	8.70%	8.50%
Total capital to risk-weighted assets, Minimum Required For Capital Adequacy Purposes Amount	$ 36,226	$ 33,488
Tier 1 capital to risk-weighted assets, Minimum Required For Capital Adequacy Purposes Amount	27,170	16,744
Common equity Tier I capital to risk-weighted assets, Minimum Required For Capital Adequacy Purposes Amount	20,377
Tier 1 capital to average assets, Minimum Required For Capital Adequacy Purposes Amount	$ 25,871	$ 24,602
Total capital to risk-weighted assets, Minimum Required For Capital Adequacy Purposes Ratio	8.00%	8.00%
Tier 1 capital to risk-weighted assets, Minimum Required For Capital Adequacy Purposes Ratio	6.00%	4.00%
Common equity Tier I capital to risk-weighted assets, Minimum Required For Capital Adequacy Purposes Ratio	4.50%
Tier 1 capital to average assets, Minimum Required For Capital Adequacy Purposes Ratio	4.00%	4.00%
Total capital to risk-weighted assets, Minimum Required To Be Well Capitalized Under Prompt Corrective Action Amount	$ 45,283	$ 41,861
Tier 1 capital to risk-weighted assets, Minimum Required To Be Well Capitalized Under Prompt Corrective Action Amount	36,226	25,116
Common equity Tier I capital to risk-weighted assets, Minimum Required To Be Well Capitalized Under Prompt Corrective Action Amount	29,434
Tier 1 capital to average assets, Minimum Required To Be Well Capitalized Under Prompt Corrective Action Amount	$ 32,338	$ 30,753
Total capital to risk-weighted assets, Minimum Required To Be Well Capitalized Under Prompt Corrective Action Ratio	10.00%	10.00%
Tier 1 capital to risk-weighted assets, Minimum Required To Be Well Capitalized Under Prompt Corrective Action Ratio	8.00%	6.00%
Common equity Tier I capital to risk-weighted assets, Minimum Required To Be Well Capitalized Under Prompt Corrective Action Ratio	6.50%
Tier 1 capital to average assets, Minimum Required To Be Well Capitalized Under Prompt Corrective Action Ratio	5.00%	5.00%
Bank [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital to risk-weighted assets, Actual Amount	$ 60,151	$ 55,731
Tier 1 capital to risk-weighted assets, Actual Amount	55,481	51,342
Common equity Tier 1 capital to risk-weighted assets, Actual Amount	55,481
Tier 1 capital to average assets, Actual Amount	$ 55,481	$ 51,342
Total capital to risk-weighted assets, Actual Ratio	13.30%	13.30%
Tier 1 capital to risk-weighted assets, Actual Ratio	12.30%	12.30%
Common equity Tier 1 capital to risk-weighted assets, Actual Ratio	12.30%
Tier 1 capital to average assets, Actual Ratio	8.60%	8.40%
Total capital to risk-weighted assets, Minimum Required For Capital Adequacy Purposes Amount	$ 36,216	$ 33,464
Tier 1 capital to risk-weighted assets, Minimum Required For Capital Adequacy Purposes Amount	27,162	16,732
Common equity Tier I capital to risk-weighted assets, Minimum Required For Capital Adequacy Purposes Amount	20,371
Tier 1 capital to average assets, Minimum Required For Capital Adequacy Purposes Amount	$ 25,865	$ 24,597
Total capital to risk-weighted assets, Minimum Required For Capital Adequacy Purposes Ratio	8.00%	8.00%
Tier 1 capital to risk-weighted assets, Minimum Required For Capital Adequacy Purposes Ratio	6.00%	4.00%
Common equity Tier I capital to risk-weighted assets, Minimum Required For Capital Adequacy Purposes Ratio	4.50%
Tier 1 capital to average assets, Minimum Required For Capital Adequacy Purposes Ratio	4.00%	4.00%
Total capital to risk-weighted assets, Minimum Required To Be Well Capitalized Under Prompt Corrective Action Amount	$ 45,270	$ 41,830
Tier 1 capital to risk-weighted assets, Minimum Required To Be Well Capitalized Under Prompt Corrective Action Amount	36,216	25,098
Common equity Tier I capital to risk-weighted assets, Minimum Required To Be Well Capitalized Under Prompt Corrective Action Amount	29,425
Tier 1 capital to average assets, Minimum Required To Be Well Capitalized Under Prompt Corrective Action Amount	$ 32,332	$ 30,746
Total capital to risk-weighted assets, Minimum Required To Be Well Capitalized Under Prompt Corrective Action Ratio	10.00%	10.00%
Tier 1 capital to risk-weighted assets, Minimum Required To Be Well Capitalized Under Prompt Corrective Action Ratio	8.00%	6.00%
Common equity Tier I capital to risk-weighted assets, Minimum Required To Be Well Capitalized Under Prompt Corrective Action Ratio	6.50%
Tier 1 capital to average assets, Minimum Required To Be Well Capitalized Under Prompt Corrective Action Ratio	5.00%	5.00%